Non-life Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 1,921,231	$ 1,947,786		$ 901,820
Gross liability at end of year	[1]	13,151,309	12,725,631
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		11,095,976
Other liabilities		290,086
Net liability at end of year		11,386,062	10,873,820	$ 10,515,126		$ 10,612,991
Reinsurance recoverable on paid and unpaid losses		1,765,247	1,851,811	1,532,666		782,330
Gross liability at end of year		13,151,309	$ 12,725,631	$ 12,047,792		$ 11,395,321
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		130,717
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[2]	156,570
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		2,799
Non Life | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,908,065
Reinsurance recoverable on paid and unpaid losses		763,028
Non Life | Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		6,176,122
Reinsurance recoverable on paid and unpaid losses		698,223
Non Life | Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		3,011,789
Reinsurance recoverable on paid and unpaid losses		$ 303,996

[1]	See Note 21 for additional information regarding related party transactions.
[2]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.